UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07094

Name of Fund: The BlackRock New York Insured Municipal 2008 Term Trust, Inc. (BLN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock New York Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road,
            Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock New York Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 59.6%	Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds
	(Ogden Martin Project), VRDN, 1.97%, 1/01/19 (a)(b)	$1,600	$1,600,000
	Bath, New York, Central School District, GO, Refunding, 4%, 6/15/08 (c)	1,000	1,004,500
	Erie County, New York, Public Improvement, GO, Series A, 3.75%,
	10/01/08 (c)	1,000	1,009,860
	Evans-Brant Central School District, New York, GO, Refunding, Series C,
	3.75%, 12/15/08 (c)	1,185	1,201,270
	Fayetteville-Manlius Central School District, New York, GO, Refunding, 4%,
	6/15/08 (c)	1,000	1,004,550
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	VRDN, Series E, 1.90%, 12/01/29 (a)(b)	1,000	1,000,000
	Long Island Power Authority, New York, Electric System Revenue Refunding
	Bonds, 5%, 4/01/08 (d)	12,500	12,500,000
	Metropolitan Transportation Authority, New York, Commuter Facilities
	Revenue Refunding Bonds, Series A, 6.10%, 7/01/08 (d)(e)	2,500	2,527,150
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, VRDN, Series B, 1.80%, 11/01/22 (a)(b)	1,100	1,100,000
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	VRDN, Series D-2, 1.90%, 11/01/32 (a)(b)	1,275	1,275,000
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue
	Refunding Bonds, Series K, 6%, 7/01/08 (d)(e)	26,075	26,351,916
	New York City, New York, City Municipal Water Finance Authority, Water and
	Sewer System, Revenue Refunding Bonds, Series A, 6%, 6/15/08 (c)(e)	1,710	1,724,945
	New York City, New York, GO, Refunding, Series A, 5.20%, 8/01/10 (a)	1,000	1,018,470
	New York City, New York, GO, Refunding, Series E, 6.20%, 8/01/08 (d)	4,895	4,966,173
	New York City, New York, GO, Refunding, Series E, 6.20%, 8/01/08 (d)(e)	2,000	2,029,600
	New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2,
	1.38%, 8/01/14 (b)(d)	200	200,000
	New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3,
	1.25%, 8/01/19 (a)(b)	3,700	3,700,000
	New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3,
	1.25%, 8/01/20 (a)(b)	4,705	4,705,000
	New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-3,
	1.25%, 8/01/22 (a)(b)	1,900	1,900,000
	New York City, New York, GO, Series C, 4.75%, 8/15/08 (f)(g)	2,455	2,506,801
	New York City, New York, GO, Series C, 4.75%, 8/15/09 (f)	1,265	1,289,326
	New York City, New York, GO, Sub-Series C-1, 6.375%, 8/01/08 (d)	50	50,168
	New York City, New York, GO, Sub-Series C-1, 6.25%, 8/01/10 (a)	45	45,146

Portfolio Abbreviations

To simplify the listings of BlackRock New York Insured Municipal 2008 Term Trust Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

GO	General Obligation Bonds	IDA	Industrial Development Authority
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock New York Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, GO, VRDN, Sub-Series A-6, 1.15%, 11/01/26 (a)(b)	$155	$155,000
New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2A, 2.40%, 2/15/31 (b)(d)	1,300	1,300,000
New York State Dormitory Authority, Mental Health Services Revenue Bonds,
VRDN, Sub-Series D-2B, 1.90%, 2/15/31 (a)(b)	400	400,000
New York State Dormitory Authority, Nursing Home Revenue Bonds (W.K.
Nursing Home Corporation), 5.65%, 8/01/09 (h)	500	505,630
New York State Dormitory Authority, Revenue Refunding Bonds (State
University Educational Facilities), Series A, 5.50%, 5/15/08 (c)	5,000	5,022,600
New York State Dormitory Authority, Revenue Refunding Bonds (State
University Educational Facilities), Series A, 5.50%, 5/15/08 (i)	2,500	2,511,425
New York State Dormitory Authority, Revenue Refunding Bonds (State
University Educational Facilities), Series A, 5.50%, 5/15/08 (j)	6,000	6,027,240
New York State Dormitory Authority, Revenue Refunding Bonds (Winthrop
University Hospital Association), Series A, 4.125%, 7/01/08 (i)	1,000	1,004,910
New York State, GO, Refunding, Series F, 5.50%, 9/15/08 (i)	1,000	1,017,480
New York State, HFA, Mortgage Revenue Refunding Bonds (Housing Project),
Series A, 5.80%, 5/01/09 (a)	750	752,078
New York State, HFA, Mortgage Revenue Refunding Bonds (Housing Project),
Series A, 5.80%, 11/01/09 (a)	3,995	4,012,937
New York State Local Government Assistance Corporation, Revenue
Refunding Bonds, Sub-Lien, VRDN, Series 4V, 2%, 4/01/22 (a)(b)	950	950,000
New York State Urban Development Corporation, Correctional Capital
Facilities, Revenue Refunding Bonds, Series A, 5.50%, 1/01/09 (i)	2,000	2,055,880
Suffolk County, New York, Water Authority, Waterworks Revenue Refunding
Bonds, Series C, 5.75%, 6/01/08 (g)(i)	1,675	1,684,213
Total Municipal Bonds
(Cost - $100,995,455) - 59.6%		102,109,268
Short-Term Securities
Fannie Mae, 3.04%, 10/20/08	66,018	64,906,697
Total Short-Term Securities
(Cost - $64,906,697) - 37.9%		64,906,697
Total Investments (Cost - $165,902,152*) - 97.5%		167,015,965
Other Assets Less Liabilities - 2.5%		4,245,454
Net Assets - 100.0%		$171,261,419

BlackRock New York Insured Municipal 2008 Term Trust Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,929,761
Gross unrealized appreciation	$1,115,350
Gross unrealized depreciation	(1,537)
Net unrealized appreciation	$1,113,813

(a)	FSA Insured.
(b)	Variable rate security. Rate shown is interest rate as of report date.
(c)	FGIC Insured.
(d)	MBIA Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	XL Capital Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as the bond in full at the date indicated, typically at premium to par.
(h)	FHA Insured.
(i)	AMBAC Insured.
(j)	Connie Lee Insured.

BlackRock New York Insured Municipal 2008 Term Trust Inc.

Effective January 1, 2008, the BlackRock New York Insured Municipal 2008 Term Trust Inc. (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	0
Level 2	$167,015,965
Level 3	0
Total	$167,015,965

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock New York Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock New York Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock New York Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock New York Insured Municipal 2008 Term Trust, Inc.

Date: May 22, 2008